RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)			3 Months Ended		12 Months Ended
	May 24, 2020	May 04, 2020	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Jul. 29, 2021	Mar. 17, 2020
Accounts and Financing Receivable, after Allowance for Credit Loss			$ 0		$ 0	$ 102,567
Common stock to be issued	$ 900,000		1,000,000.0			1,252,000
Loss on Extinguishment of Debt			172,731	$ 16,904	(479,573)	(1,587,027)
Accrued Liabilities, Current			$ 0		0	1,701
Note payable					$ 90,000	$ 90,000	$ 210,000
...Catlina Valencia [Member]
Accounts Payable, Related Parties, Current								$ 15,000
...Dr. Sergei A. Svarovsky [Member]
Accounts Payable, Related Parties, Current								$ 15,000
Purchase Promissory Note [Member] | Dr Anastassov [Member] | Forbearance Agreement [Member]
Accounts and Financing Receivable, after Allowance for Credit Loss		$ 102,567
Common stock to be issued		135,000
Loss on Extinguishment of Debt		32,433
Debt Instrument, Face Amount		350,000
Due to Related Parties, Current		100,000
Note payable		$ 100,000